Consolidated Statements of Cash Flows (Restated) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (587,081)	$ 474,538	$ (1,176,568)	$ 143,927
Adjustments required to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	46,914	58,143	121,409	76,895
Provision for bad debt allowance	117,186	13,451	36,349	35,851
Operating lease expense	702,778	615,945	923,617	954,235
Stock based compensation	278,655	278,655	371,540	371,540
Deferred tax			(18,570)
Changes in net assets and liabilities:
Accounts receivable	(112,257)	40,000	(44,251)	50,898
Accounts receivable - related parties	13,615	(60,739)	13,656	(56,952)
Other receivables and prepaid expenses	42,639	(84,138)	111,361	(90,669)
Advances to suppliers	(119,356)	(686,361)	(1,193)	136,591
Inventory	(108,535)	(62,593)	(20,247)	(14,384)
Accounts payable	292,418	667,677	266,624	(51,244)
Unearned revenue	18,449	20,063	(117,912)	189,206
Taxes payable	54,133	(37,189)	(49,982)	160,472
Payment of operating lease liabilities	(702,778)	(624,535)	(981,971)	(954,235)
Accrued liabilities and other payables	(26,626)	436,995	(127,048)	(35,511)
Net cash (used in) provided by operating activities	(89,846)	1,049,912	(693,186)	916,620
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,190)	(7,747)	(3,541)	(113,932)
Security deposits		14,300
Payment for (return of payment for) acquisition	(4,497,972)	4,035,615	(4,517,620)	4,087,409
Net cash (used in) provided by investing activities	(4,500,162)	4,042,168	(4,521,161)	3,973,477
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	46,313	2,863,069	1,848,903	2,185,449
Repayment of loan from third parties		(253,117)	(369,685)	175,947
Capital contribution			4,386,070
Net cash provided by financing activities	46,313	2,609,952	5,865,288	2,361,396
EFFECT OF EXCHANGE RATE CHANGE ON CASH	84,010	232,587	192,392	421,764
NET INCREASE (DECREASE) IN CASH & RESTRICTED CASH	(4,459,685)	7,934,619	843,333	7,673,257
CASH & RESTRICTED CASH, BEGINNING OF YEAR	7,757,520	84,263	7,757,520	84,263
CASH & RESTRICTED CASH, END OF YEAR	3,297,835	8,018,882	8,600,853	7,757,520
Supplemental Cash flow data:
Income tax paid	282,319	2,319	404,276	149,421
Interest paid
Non-cash investing and financing activities:
Capital contribution from forgiveness of related party loan	$ 2,439,586	$ 74,033	$ 2,446,238	$ 69,378